Derivative financial instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement, excluding gains and losses on realized physical derivative contracts reflected in sales and purchases	$ 9,726	$ 19,786
Derivatives held for trading | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	(193)	631
Futures, Options, Swaps, and Forward Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement	$ (404)	$ 632	$ (1,280)